Summary of Significant Accounting Policies - Cash and Cash Equivalents and Foreign Currency Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Short-term restricted cash	$ 0.3	$ 0.4
Foreign Currency Gains and Losses
Total foreign currency transaction gains (losses)	$ (0.4)	$ (1.6)	$ (3.3)